Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.4%
	Communication Services - 2.7%
483,900	Activision Blizzard, Inc.	$44,034,900
19,565	Alphabet, Inc. - Class A (a)	35,752,299
29,965	Alphabet, Inc. - Class C (a)	55,007,949
150,000	Comcast Corp. - Class A	7,435,500
45,200	Facebook, Inc. - Class A (a)	11,676,516
524,300	Vonage Holdings Corp. (a)	6,543,264
165,300	Walt Disney Co. (The) (a)	27,798,501
		188,248,929

	Consumer Discretionary - 11.7%
10,830	Amazon.com, Inc. (a)	34,723,146
31,000	Burlington Stores, Inc. (a)	7,715,900
166,600	Capri Holdings Ltd. (a)	6,940,556
673,300	CarMax, Inc. (a)	79,301,274
1,411,300	Carnival Corp.	26,348,971
309,800	eBay, Inc.	17,506,798
611,500	L Brands, Inc.	24,924,740
6,025,390	Mattel, Inc. (a)	109,180,067
684,100	MGM Resorts International	19,537,896
1,290,000	Newell Brands, Inc.	30,985,800
193,000	Restaurant Brands International, Inc.	11,136,100
914,800	Ross Stores, Inc.	101,808,092
205,250	Royal Caribbean Cruises Ltd.	13,341,250
1,838,400	Sony Corp. - ADR	175,953,264
230,400	TJX Cos., Inc. (The)	14,754,816
167,000	V.F. Corp.	12,837,290
680,729	Whirlpool Corp.	125,996,130
		812,992,090

	Consumer Staples - 0.6%
220,000	Altria Group, Inc.	9,037,600
243,440	BJ’s Wholesale Club Holdings, Inc. (a)	10,241,521
111,700	Philip Morris International, Inc.	8,896,905
275,000	Tyson Foods, Inc. - Class A	17,685,250
		45,861,276

	Energy - 1.0%
49,400	Cameco Corp.	613,548
9,000	Chevron Corp.	766,800
293,500	EOG Resources, Inc.	14,956,760
338,890	Hess Corp.	18,293,282
152,700	Pioneer Natural Resources Co.	18,461,430
64,400	Schlumberger Ltd.	1,430,324
1,500,000	Southwestern Energy Co. (a)	5,655,000
922,800	Transocean Ltd. (a)	3,100,608
167,800	Valero Energy Corp.	9,468,954
		72,746,706

	Financials - 12.3%
4,228,300	Bank of America Corp.	125,369,095
1,540,600	Charles Schwab Corp. (The)	79,402,524
1,454,450	Citigroup, Inc.	84,343,555
167,300	CME Group, Inc. - Class A	30,405,102
1,550,330	Discover Financial Services	129,514,568
1,291,940	JPMorgan Chase & Co.	166,233,920
141,050	Marsh & McLennan Cos., Inc.	15,502,805
700,380	Northern Trust Corp.	62,466,892
131,830	Progressive Corp. (The)	11,494,258
442,650	Raymond James Financial, Inc.	44,234,015
3,548,608	Wells Fargo & Co.	106,032,407
		854,999,141

	Health Care - 25.1%
356,320	Abbott Laboratories	44,037,589
718,350	Agilent Technologies, Inc.	86,324,119
67,890	Alcon, Inc. (a)	4,868,392
662,550	Amgen, Inc.	159,959,446
4,842,700	AstraZeneca PLC - ADR	245,040,620
545,300	Biogen, Inc. (a)	154,107,233
151,000	Boston Scientific Corp. (a)	5,351,440
1,886,720	Bristol-Myers Squibb Co.	115,901,210
448,780	CVS Health Corp.	32,155,087
2,160,190	Elanco Animal Health, Inc. (a)	62,710,316
1,773,803	Eli Lilly & Co.	368,897,810
90,000	LivaNova PLC (a)	5,661,000
65,600	Medtronic PLC	7,303,248
543,400	Merck & Co., Inc.	41,879,838
949,380	Novartis AG - ADR	85,890,409
348,590	PerkinElmer, Inc.	51,267,131
90,681	Roche Holding AG - CHF	31,268,784
236,650	Sanofi - ADR	11,172,246
853,255	Siemens Healthineers AG - EUR	47,921,364
30,000	Stryker Corp.	6,630,300
262,640	Thermo Fisher Scientific, Inc.	133,867,608
8,480	Waters Corp. (a)	2,244,402
270,900	Zimmer Biomet Holdings, Inc.	41,629,203
		1,746,088,795

	Industrials - 18.4%
3,803,700	AECOM (a)	190,565,370
902,334	Airbus SE - EUR (a)	91,106,135
54,050	Alaska Air Group, Inc.	2,639,261
2,917,150	American Airlines Group, Inc.	50,087,466
34,900	AMETEK, Inc.	3,952,774
359,062	Carrier Global Corp.	13,823,887
264,263	Caterpillar, Inc.	48,317,847
75,900	CSX Corp.	6,508,805
278,140	Curtiss-Wright Corp.	28,868,151
61,290	Deere & Co.	17,700,552
920,750	Delta Air Lines, Inc.	34,951,670
664,885	FedEx Corp.	156,474,036
98,000	General Dynamics Corp.	14,374,640
597,200	Jacobs Engineering Group, Inc.	60,293,312
412,700	Kirby Corp. (a)	20,948,652
43,400	L3Harris Technologies, Inc.	7,443,534
349,900	Matson, Inc.	20,924,020

374,200	Maxar Technologies, Inc.	15,667,754
1,074,642	Meggitt PLC - GBP (a)	5,842,542
125,400	Norfolk Southern Corp.	29,672,148
36,331	Otis Worldwide Corp.	2,348,799
46,500	Pentair PLC	2,532,390
16,562	Raytheon Technologies Corp.	1,105,182
23,220	Rockwell Automation, Inc.	5,770,867
1,336,326	Siemens AG - EUR	207,479,762
19,382	Siemens Energy AG - EUR (a)	719,272
3,075,150	Southwest Airlines Co.	135,122,091
45,300	Union Pacific Corp.	8,945,391
1,708,000	United Airlines Holdings, Inc. (a)	68,302,920
207,300	United Parcel Service, Inc. - Class B	32,131,500
		1,284,620,730

	Information Technology - 24.9%
156,390	Adobe, Inc. (a)	71,747,040
345,720	Analog Devices, Inc.	50,934,928
923,050	Applied Materials, Inc.	89,240,474
735,400	Cisco Systems, Inc.	32,784,132
345,898	Corning, Inc.	12,407,361
289,000	Diebold Nixdorf, Inc. (a)	3,947,740
6,684,499	Flex Ltd. (a)	117,914,562
7,759,932	Hewlett Packard Enterprise Co.	95,757,561
1,991,810	HP, Inc.	48,480,655
2,293,600	Intel Corp.	127,317,736
331,850	Keysight Technologies, Inc. (a)	46,986,642
536,970	KLA Corp.	150,389,188
12,478,830	L.M. Ericsson Telephone Co. - ADR	155,611,010
839,450	Microsoft Corp.	194,718,822
1,869,706	NetApp, Inc.	124,223,267
485,800	Nokia Corp. - ADR (a)	2,215,248
43,780	NVIDIA Corp.	22,747,650
720,000	Oracle Corp.	43,509,600
246,580	PayPal Holdings, Inc. (a)	57,776,160
225,499	Perspecta, Inc.	6,528,196
567,647	QUALCOMM, Inc.	88,711,873
87,800	Science Applications International Corp.	8,431,434
315,420	Teradyne, Inc.	35,793,862
696,370	Texas Instruments, Inc.	115,381,545
147,100	Visa, Inc. - Class A	28,427,075
		1,731,983,761

	Materials - 1.7%
381,200	Albemarle Corp.	62,005,992
293,383	Corteva, Inc.	11,694,246
298,103	Dow, Inc.	15,471,546
263,314	DuPont de Nemours, Inc.	20,920,297
266,100	Freeport-McMoRan, Inc. (a)	7,160,751
100	Glencore PLC - GBP (a)	338
		117,253,170

	TOTAL COMMON STOCKS
	(Cost $3,711,799,626)	$6,854,794,598

Shares		Value
	SHORT-TERM INVESTMENTS - 1.1%
76,477,544	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.01% (b)	$76,477,544
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $76,477,544)	76,477,544
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,788,277,170) - 99.5%	6,931,272,142
	Other Assets in Excess of Liabilities - 0.5%	35,475,114
	TOTAL NET ASSETS - 100.0%	$6,966,747,256

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation
Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.
Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements
The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.
Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2021. These assets are measured on a recurring basis.
		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$6,854,794,598	$-	$-	$6,854,794,598
	Short-Term Investments	76,477,544	-	-	76,477,544
	Total Investments in Securities	$6,931,272,142	$-	$-	$6,931,272,142

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.